Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 27, 2014
Document Effective Date	Jan. 28, 2014
Prospectus Date	Jan. 28, 2014
Scharf Fund | Investor Class
Risk/Return:
Trading Symbol	LOGIX
Scharf Balanced Opportunity Fund | Investor Class
Risk/Return:
Trading Symbol	LOGOX